Customer deposits and deposits from banks - By Type and Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Time Deposits [Line Items]
Payable on demand	$ 9,390,319	$ 7,476,908
Payable on a fixed date	3,051,306	1,975,333
Total deposits	12,441,625	9,452,241
Customers
Time Deposits [Line Items]
Payable on demand	9,360,990	7,449,843
Payable on a fixed date	3,046,876	1,968,576
Total deposits	12,407,866	9,418,419
Customers | Bermuda
Time Deposits [Line Items]
Payable on demand	3,137,577	3,537,510
Payable on a fixed date	1,265,679	958,092
Total deposits	4,403,256	4,495,602
Customers | Cayman
Time Deposits [Line Items]
Payable on demand	2,974,866	2,847,793
Payable on a fixed date	475,418	472,442
Total deposits	3,450,284	3,320,235
Customers | Channel Islands and the UK
Time Deposits [Line Items]
Payable on demand	3,248,547	1,064,540
Payable on a fixed date	1,305,779	538,042
Total deposits	4,554,326	1,602,582
Banks
Time Deposits [Line Items]
Payable on demand	29,329	27,065
Payable on a fixed date	4,430	6,757
Total deposits	33,759	33,822
Banks | Bermuda
Time Deposits [Line Items]
Payable on demand	8,282	8,100
Payable on a fixed date	0	0
Total deposits	8,282	8,100
Banks | Cayman
Time Deposits [Line Items]
Payable on demand	20,253	17,564
Payable on a fixed date	4,430	6,757
Total deposits	24,683	24,321
Banks | Channel Islands and the UK
Time Deposits [Line Items]
Payable on demand	794	1,401
Payable on a fixed date	0	0
Total deposits	$ 794	$ 1,401